As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-09025)

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
New Covenant Funds
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

626-914-7364
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.0%
	Advertising - 0.3%
43,000	Omnicom Group, Inc.	$1,697,640

	Automotive - 1.0%
221,000	Ford Motor Co. (a)(L)	2,705,040
51,800	Johnson Controls, Inc.	1,579,900
62,500	TRW Automotive Holdings Corp. (a)	2,597,500
		6,882,440
	Banks - 5.2%
53,628	Banco Santander SA	681,152
554,929	Bank of America Corp.	7,275,119
148,000	DBS Group Holdings Ltd.	1,584,549
105,500	Hang Seng Bank Ltd.	1,551,460
140,456	JPMorgan Chase & Co.	5,347,160
43,000	PNC Financial Services Group, Inc.	2,232,130
74,200	State Street Corp.	2,794,372
86,942	Svenska Handelsbanken AB	2,849,331
346,069	Turkiye Garanti Bankasi A/S	2,009,595
158,000	United Overseas Bank Ltd.	2,201,019
261,000	Wells Fargo & Co.	6,558,930
		35,084,817
	Chemicals - 1.8%
47,100	Cabot Corp.	1,534,047
13,900	CF Industries Holdings, Inc.	1,327,450
29,500	Eastman Chemical Co.	2,183,000
46,800	Ecolab, Inc.	2,374,632
19,400	FMC Corp.	1,327,154
18,700	Monsanto Co.	896,291
29,400	Praxair, Inc.	2,653,644
		12,296,218
	Commercial Services - 3.7%
6,900	Alliance Data Systems Corp. (a)(L)	450,294
317,759	Brambles Ltd.	1,925,701
7,100	Copart, Inc. (a)	234,087
142,400	Discover Financial Services	2,375,232
139,476	Experian PLC	1,518,377
40,300	FTI Consulting, Inc. (a)	1,398,007
6,200	Global Payments, Inc.	265,918
3,800	IHS, Inc. (a)	258,400
8,180	Mastercard, Inc.	1,832,320
6,500	priceline.com, Inc. (a)	2,264,210
44,158	Ritchie Bros Auctioneers, Inc.	913,288
63,800	RR Donnelley & Sons Co.	1,082,048
2,000	Stericycle, Inc. (a)	138,960
121,253	The Capita Group PLC	1,497,139
15,600	Towers Watson & Co.	767,208
61,100	Visa, Inc., Class A	4,537,286
201,600	Western Union Co.	3,562,272
		25,020,747
	Computer Services & Software - 7.4%
139,525	Activision Blizzard, Inc.	1,509,660
21,400	Amdocs Ltd. (a)	613,324
28,600	Apple, Inc. (a)	8,115,250
35,700	BMC Software, Inc. (a)	1,445,136
25,700	Check Point Software Technologies Ltd. (a)	949,101
126,800	Cisco Systems, Inc. (a)	2,776,920
94,000	Dell, Inc. (a)	1,218,240
91,500	EMC Corp. (a)	1,858,365
60,500	Hewlett Packard Co.	2,545,235
51,500	International Business Machinces Corp.	6,908,210
37,700	Intuit, Inc. (a)	1,651,637
7,300	Lender Processing Services, Inc.	242,579
30,900	Lexmark International, Inc. (a)	1,378,758
18,600	MercadoLibre, Inc. (a)	1,342,548
3,300	MICROS System, Inc. (a)	139,689
280,100	Microsoft Corp.	6,859,649
57,300	NetApp, Inc. (a)	2,852,967
154,100	Oracle Corp.	4,137,585
43,200	Red Hat, Inc. (a)	1,771,200
4,000	Teradata Corp. (a)	154,240
280,775	The Sage Group PLC	1,218,671
		49,688,964
	Construction & Building Materials - 0.8%
47,472	CRH PLC	779,184
30,600	EMCOR Group, Inc. (a)	752,454
27,600	Jacobs Engineering Group, Inc. (a)	1,068,120
162,373	James Hardie Industries SE (a)	878,871
10,000	Pool Corp.	200,700
8,600	URS Corp. (a)	326,628
49,432	Wolseley PLC (a)	1,241,663
		5,247,620
	Consumer Products - 2.2%
42,200	Herbalife Ltd.	2,546,770
44,700	Kimberly-Clark Corp.	2,907,735
23,400	NIKE, Inc., Class B	1,875,276
2,500	Nintendo Co. Ltd.	624,701
78,700	Nu Skin Enterprises, Inc., Class A	2,266,560
79,622	Procter & Gamble Co.	4,774,931
		14,995,973
	Diversified Operations - 1.4%
30,300	3M Co.	2,627,313
34,300	Cooper Industries PLC	1,678,299
234,300	General Electric Co.	3,807,375
75,700	Mitsui & Co. Ltd.	1,126,250
		9,239,237
	Electric Utilities - 0.2%
41,500	Northeast Utilities	1,227,155

	Electronics - 2.9%
36,900	AMETEK, Inc.	1,762,713
3,400	Dolby Laboratories, Inc. (a)	193,154
36,000	Emerson Electric Co.	1,895,760
465,900	Flextronics International Ltd. (a)	2,814,036
38,500	FLIR Systems, Inc. (a)	989,450
193,215	Hon Hai Precision Industry Co. Ltd.	1,453,360
3,900	Lam Research Corp. (a)	163,215
3,248	Samsung Electronics Co., Ltd.	2,213,283
227,580	Taiwan Semiconductor - ADR	2,307,661
221,200	Texas Instruments, Inc.	6,003,368
		19,796,000
	Energy - 3.3%
320,800	AES Corp. (a)	3,641,080
7,300	Cameron International Corp. (a)	313,608
352,000	China Shenhua Energy Co., Ltd.	1,456,298
134,800	El Paso Corp.	1,668,824
25,300	Entergy Corp.	1,936,209
79,700	Exelon Corp.	3,393,626
35	FirstEnergy Corp.	1,349
51,100	National-Oilwell Varco, Inc.	2,272,417
47,000	NextEra Energy, Inc.	2,556,330
61,800	PG&E Corp.	2,806,956
90,200	Xcel Energy, Inc.	2,071,894
		22,118,591
	Financial Services - 6.0%
54,500	Ameriprise Financial, Inc.	2,579,485
241,460	BM&F Bovespa SA	2,020,729
1,297,100	Citigroup, Inc. (a)	5,058,690
6,400	CME Group, Inc.	1,666,880
54,100	Credit Suisse Group - ADR	2,302,496
16,490	Deutsche Boerse AG	1,100,285
33,660	Goldman Sachs Group, Inc.	4,866,563
14,176	Groupe Bruxelles Lambert SA	1,181,172
145,000	Hong Kong Exchanges & Clearing Ltd.	2,855,578
8,700	IntercontinentalExchange, Inc. (a)	911,064
226,400	Invesco Ltd.	4,806,472
100,100	Morgan Stanley	2,470,468
13,600	SEI Investments Co.	276,624
110,700	SLM Corp. (a)	1,278,585
12,700	TD Ameritrade Holding Corp. (a)	205,105
188,100	The Charles Schwab Corp.	2,614,590
122,400	U.S. Bancorp	2,646,288
79,200	UDR, Inc.	1,672,704
		40,513,778
	Food & Beverages - 5.3%
83,400	Archer Daniels Midland Co.	2,662,128
35,102	BIM Birlesik Magazalar A/S	1,013,106
59,800	Bunge Ltd. (L)	3,537,768
86,100	Coca-Cola Co.	5,038,572
53,000	Dr Pepper Snapple Group, Inc.	1,882,560
63,200	General Mills, Inc.	2,309,328
30,000	Hansen Natural Corp. (a)	1,398,600
62,200	Hormel Foods Corp.	2,774,120
79,383	Nestle SA	4,229,074
91,600	PepsiCo, Inc.	6,085,904
64,800	Sysco Corp.	1,848,096
48,701	Woolworths Ltd.	1,357,552
47,176	X5 Retail Group N.V. (a)	1,887,040
		36,023,848
	Health Care Services - 2.6%
45,300	Aetna, Inc.	1,431,933
33,793	Celesio AG	735,252
25,301	Cie Generale d'Optique Essilor International SA	1,740,793
16,600	DaVita, Inc. (a)	1,145,898
48,100	Express Scripts, Inc., Class A (a)	2,342,470
3,600	Laboratory Corp. of America Holdings (a)	282,348
8,200	Lincare Holdings, Inc.	205,738
35,700	McKesson Corp.	2,205,546
5,500	Mindray Medical International Ltd. (L)	162,635
18,100	Stryker Corp.	905,905
85,020	UnitedHealth Group, Inc.	2,985,052
22,000	Varian Medical Systems, Inc. (a)	1,331,000
32,700	WellPoint, Inc. (a)	1,852,128
		17,326,698
	Household Durables - 0.3%
3,400	Mohawk Industries, Inc. (a)	181,220
73,300	Newell Rubbermaid, Inc.	1,305,473
9,000	Whirlpool Corp.	728,640
		2,215,333
	Insurance - 3.1%
8,400	AFLAC, Inc.	434,364
40,500	Allied World Assurance Co. Holdings Ltd.	2,291,895
284,507	Amlin PLC	1,793,532
2,800	Arch Capital Group Ltd. (a)	234,640
13,300	Assured Guaranty Ltd.	227,563
5,087	Fairfax Financial Holdings Ltd.	2,071,584
138,200	Genworth Financial, Inc. (a)	1,688,804
90,200	Hartford Financial Services Group, Inc.	2,070,090
40,200	Prudential Financial, Inc.	2,178,036
9,700	RenaissanceRe Holdings Ltd.	581,612
39,784	Sampo OYJ	1,074,408
35,500	The Allstate Corp.	1,120,025
48,139	The Travelers Cos., Inc.	2,508,042
5,600	Torchmark Corp.	297,584
91,500	Unum Group	2,026,725
		20,598,904
	Internet - 3.2%
31,800	Akamai Technologies, Inc. (a)	1,595,724
18,680	Baidu, Inc. (a)	1,916,941
188,400	eBay, Inc. (a)	4,596,960
11,140	Google, Inc., Class A (a)	5,857,301
9,500	NetFlix, Inc. (a)(L)	1,540,520
2,046	Rakuten, Inc.	1,497,491
206,200	Symantec Corp. (a)	3,128,054
42,500	VeriSign, Inc. (a)	1,348,950
		21,481,941
	Leisure Equipment & Products - 0.4%
5,600	Hasbro, Inc.	249,256
111,000	Mattel, Inc.	2,604,060
		2,853,316
	Machinery & Equipment - 1.1%
37,800	Caterpillar, Inc.	2,974,104
17,200	Joy Global, Inc.	1,209,504
42,603	Kone OYJ	2,201,180
9,100	SMC Corp.	1,200,180
		7,584,968
	Manufacturing - 3.1%
4,700	Altera Corp.	141,752
43,200	Analog Devices, Inc.	1,355,616
43,200	Bemis Co, Inc.	1,371,600
3,600	Church & Dwight Co., Inc.	233,784
38,600	Danaher Corp.	1,567,546
39,400	Donaldson, Inc.	1,856,922
60,800	Dover Corp.	3,174,368
36,000	GrafTech International Ltd. (a)	562,680
38,300	Illinois Tool Works, Inc.	1,800,866
32,400	ITT Industries, Inc.	1,517,292
60,100	Owens-Illinois, Inc. (a)	1,686,406
38,350	Parker Hannifin Corp.	2,686,801
11,500	Precision Castparts Corp.	1,464,525
4,700	SPX Corp.	297,416
13,200	Waters Corp. (a)	934,296
		20,651,870
	Media - 2.2%
122,800	CBS Corp.	1,947,608
303,300	Comcast Corp., Class A	5,483,664
14,900	Discovery Communications, Inc., Class C (a)	569,031
64,000	Gannett, Inc.	782,720
47,039	Naspers Ltd.	2,299,902
10,600	National CineMedia, Inc.	189,740
17,800	Time Warner Cable, Inc.	961,022
57,166	Time Warner, Inc.	1,752,138
32,200	Virgin Media, Inc.	741,244
		14,727,069
	Medical - 3.8%
26,600	Allergan, Inc.	1,769,698
51,300	Amgen, Inc. (a)	2,827,143
63,300	Baxter Inernational, Inc.	3,020,043
24,500	Becton Dickinson & Co.	1,815,450
22,400	C.R. Bard, Inc.	1,824,032
16,127	Cochlear Ltd.	1,095,023
51,700	Johnson & Johnson, Inc.	3,203,332
76,000	Medtronic, Inc.	2,552,080
14,025	Novozymes A/S	1,784,296
44,500	Olympus Corp.	1,165,273
9,400	ResMed, Inc. (a)	308,414
98,108	Smith & Nephew PLC	894,651
53,400	St. Jude Medical, Inc. (a)	2,100,756
31,400	Thermo Fisher Scientific, Inc. (a)	1,503,432
		25,863,623
	Metals & Mining - 2.5%
87,793	Antofagasta PLC (a)	1,704,611
50,821	BHP Billiton PLC	1,616,647
93,204	Eldorado Gold Corp.	1,722,947
32,400	Freeport-McMoRan Copper & Gold, Inc., Class B	2,766,636
45,400	Newmont Mining Corp.	2,851,574
46,800	Peabody Energy Corp.	2,293,668
34,200	Rio Tinto PLC (a)	1,999,092
20,600	Walter Energy, Inc.	1,674,574
		16,629,749
	Oil & Gas - 9.5%
44,900	Anadarko Petroleum Corp.	2,561,545
108,800	Baker Hughes, Inc.	4,634,880
77,025	BG Group PLC	1,353,364
33,600	Cabot Oil & Gas Corp.	1,011,696
25,495	Cenovus Energy, Inc.	733,208
52,792	Chevron Texaco Corp.	4,278,792
60,438	ConocoPhillips	3,470,954
18,300	Denbury Resources, Inc. (a)	290,787
51,700	Devon Energy Corp.	3,347,058
35,400	Dresser-Rand Group, Inc. (a)	1,305,906
26,416	EnCana Corp.	798,205
19,200	EOG Resources, Inc.	1,785,024
68,100	EQT Corp.	2,455,686
116,502	Exxon Mobil Corp.	7,198,659
36,100	Galp Energia, SGPS, SA	623,042
43,800	Hess Corp.	2,589,456
203	Inpex Corp.	955,666
174,000	Marathon Oil Corp.	5,759,400
55,500	Occidental Petroleum Corp.	4,345,650
169,355	OGX Petroleo e Gas Participacoes SA (a)	2,204,017
56,510	Petroleo Brasileiro SA	2,049,618
5,300	Range Resources Corp.	202,089
71,000	Sunoco, Inc.	2,591,500
56,300	The Williams Cos., Inc.	1,075,893
59,661	Tullow Oil PLC	1,194,007
61,200	UGI Corp.	1,750,932
34,800	Ultra Petroleum Corp. (a)	1,460,904
101,800	Valero Energy Corp.	1,782,518
3,400	Whiting Petroleum Corp. (a)	324,734
		64,135,190
	Pharmaceuticals - 5.8%
97,700	Abbott Laboratories	5,103,848
23,400	Celgene Corp. (a)	1,348,074
4,700	Cephalon, Inc. (a)	293,468
47,500	Chugai Pharmaceutical Co. Ltd.	872,844
81,500	Eli Lilly & Co.	2,977,195
71,300	Forest Laboratories, Inc. (a)	2,205,309
30,000	Genzyme Corp. (a)	2,123,700
91,500	Gilead Sciences, Inc. (a)	3,258,315
109,970	Merck & Co., Inc.	4,047,996
1,900	Mettler-Toledo International, Inc. (a)	236,436
44,600	Novartis AG - ADR (L)	2,572,082
489,206	Pfizer, Inc.	8,399,667
8,682	Roche Holdings AG	1,185,696
5,200	Shire Pharmaceuticals PLC - ADR	349,856
54,160	Teva Pharmaceutical Industries Ltd. - ADR	2,856,940
36,300	Watson Pharmaceuticals, Inc. (a)	1,535,853
		39,367,279
	Real Estate - 0.6%
127,100	Annaly Mortgage Management, Inc.	2,236,960
116,000	Cheung Kong Holdings Ltd.	1,758,199
		3,995,159
	Restaurant - 0.3%
24,300	McDonald's Corp.	1,810,593

	Retail - 5.8%
38,700	Abercrombie & Fitch Co., Class A	1,521,684
32,300	Big Lots, Inc.	1,073,975
33,144	CFAO SA	1,319,362
3,600	Coach, Inc.	154,656
28,000	Costco Wholesale Corp.	1,805,720
73,600	CVS Caremark Corp.	2,316,192
6,400	Fast Retailing Co. Ltd.	901,581
59,900	Gap, Inc.	1,116,536
16,780	Inditex SA	1,332,948
44,100	Kohl's Corp. (a)	2,323,188
47,600	Lowe's Cos., Inc.	1,061,004
97,078	Massmart Holdings Ltd.	2,058,481
32,800	Nordstrom, Inc.	1,220,160
217,600	Office Depot, Inc. (a)	1,000,960
32,735	Ross Stores, Inc.	1,787,986
2,245	Shinsegae Co. Ltd.	1,183,289
49,800	Target Corp.	2,661,312
49,300	Tempur Pedic International, Inc. (a)	1,528,300
293,306	Tesco PLC (a)	1,953,592
17,700	The Sherwin-Williams Co.	1,329,978
4,800	Tiffany & Co.	225,552
58,300	TJX Cos., Inc.	2,601,929
19,900	Urban Outfitters, Inc. (a)	625,656
112,200	Wal Mart Stores, Inc.	6,004,944
5,700	Whole Foods Market, Inc. (a)	211,527
		39,320,512
	Schools - 0.5%
63,100	Apollo Group, Inc., Class A (a)	3,240,185
900	Strayer Education, Inc. (L)	157,050
		3,397,235
	Semiconductor Equipment - 1.1%
244,800	Applied Materials, Inc.	2,859,264
20,802	ASML Holding N.V.	621,332
9,700	ASML Holding N.V. - ADR	288,381
6,900	Linear Technology Corp.	212,037
71,200	Skyworks Solutions, Inc. (a)	1,472,416
78,400	Xilinx, Inc.	2,086,224
		7,539,654
	Technology - 2.6%
71,400	Accenture PLC	3,033,786
43,900	Amphenol Corp., Class A	2,150,222
41,800	Canon, Inc.	1,950,299
58,590	Intel Corp.	1,126,686
68,500	Juniper Networks, Inc. (a)	2,078,975
99,500	Maxim Integrated Products, Inc. (L)	1,841,745
75,300	United Technologies Corp.	5,363,619
		17,545,332
	Telecommunication - 2.7%
8,700	American Tower Corp., Class A (a)	445,962
221,647	AT&T, Inc.	6,339,104
33,300	Broadcom Corp.	1,178,487
7,249	Frontier Communications Corp.	59,224
57,330	Mobile TeleSystems	1,217,116
48,200	NeuStar, Inc., Class A (a)	1,198,252
135,200	Qualcomm, Inc.	6,100,224
14,800	SBA Communications Corp., Class A (a)	596,440
30,200	Verizon Communications, Inc.	984,218
		18,119,027
	Transportation - 3.0%
151	A.P. Moller - Maersk A/S, Class B	1,262,292
125,445	All America Latina Logistica SA	1,279,658
5,100	C.H. Robinson Worldwide, Inc.	356,592
134,500	Delta Air Lines, Inc. (a)	1,565,580
63,174	DSV A/S	1,289,643
39,000	Expeditors International of Washington, Inc.	1,802,970
60,600	J.B. Hunt Transport Services, Inc.	2,102,820
10,900	Kansas City Southern (a)	407,769
30,400	Norfolk Southern Corp.	1,809,104
1,029,000	Pacific Basin Shipping Ltd.	742,687
33,450	Ryanair Holdings PLC (a)	1,030,595
207,100	Southwest Airlines Co.	2,706,797
35,200	United Parcel Service, Inc., Class B	2,347,488
61,690	Werner Enterprises, Inc.	1,264,028
		19,968,023
	Waste Management - 0.3%
51,400	Waste Management, Inc.	1,837,036

	Total Common Stocks (Cost $554,318,888)	646,801,539

	PREFERRED STOCKS - 0.7%
	Commercial Banks - 0.2%
64,560	Itau Unibanco Holding SA	1,561,061

	Metals & Mining - 0.5%
112,200	Vale SA	3,113,550

	Total Preferred Stocks (Cost $3,772,588)	4,674,611
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 2.9%
$19,483,236	JP Morgan Cash Trade Execution	$19,483,236
	TOTAL SHORT TERM INVESTMENTS (Cost $19,483,236)	19,483,236

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 1.1%
7,572,617	JP Morgan Prime Money Market Fund	7,572,617
	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOAN SECURITIES
	(Cost $7,572,617)	7,572,617

	TOTAL INVESTMENTS - 100.7% (Cost $585,147,329)	$678,532,003
	Liabilities in Excess of Other Assets - (0.7)%	(4,360,837)
	NET ASSETS - 100.0%	$674,171,166

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(L)	A portion or all of the security is on loan.
Abbreviations:
ADR	American Depository Receipt
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:
	Cost of investments	$594,739,034
	Gross unrealized appreciation	109,430,519
	Gross unrealized depreciation	(25,637,550)
	Net unrealized appreciation	$83,792,969
+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$642,891,875	$637,637,705	$5,254,170	$—
REIT	$3,909,664	3,909,664	—	—
Preferred Stock	$4,674,611	4,674,611	—	—
Total Equity	651,476,150	646,221,980	5,254,170	—

Fixed Income
Money Market	7,572,617	7,572,617		—
Total Fixed Income	7,572,617	7,572,617	—	—

Short-Term Investments	19,483,236	19,483,236	—	—
Total Investments in Securities	$678,532,003	$673,277,833	$5,254,170	$—

As of September 30, 2010, there were no significant transfers between Level 1 and Level 2.

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 5.8%
	AEP Texas Central Transition Funding LLC 2006-2
2,000,000	5.170%, 01/01/2018	$2,339,368
	American Express Credit 2006-1 A
1,394,000	0.283%, 12/15/2013	1,393,532
	Atlantic City Electric 2002-1 A3
750,000	4.910%, 07/20/2017	829,290
	CenterPoint Energy Transition Bond Co. 2005-A3
2,039,000	5.090%, 08/01/2015	2,273,530
	Centex Home Equity Trust 2005-C
934,184	5.048%, 06/25/2035	949,513
	Chase Issuance Trust 2006-4A
2,200,000	0.273%, 10/15/2013	2,197,350
	Citibank Credit Card Issuance Trust 2004-A7
2,200,000	0.374%, 11/25/2013	2,198,216
	Citibank Credit Card Issuance Trust 2006-A4
3,500,000	5.450%, 05/10/2013	3,605,548
	Citibank Credit Card Issuance Trust 2009-A2
3,500,000	1.803%, 05/15/2014	3,577,193
	Consumers Funding LLC 2001-1
1,250,000	5.760%, 10/20/2016	1,459,717
	Continental Airlines 2000-2
513,264	7.707%, 4/02/2021 (Acquired 09/23/2010, Cost $564,572) (a)	550,475
	Countrywide Asset-Backed Certificates 2005-1
657,002	5.030%, 07/25/2035	669,257
	MBNA Master Credit Card Master Note Trust 2002-A3
1,700,000	0.493%, 09/15/2014	1,700,201
	Union Pacific Raildroadr Co 2004-1
436,530	5.404%, 07/02/2025	473,770
	Union Pacific Railroad Co 2002-1
984,297	6.061%, 01/17/2023	1,100,829
	Total Asset Backed Securities (Cost $24,982,082)	25,317,789

	CORPORATE BONDS - 22.5%
	Aegon NV
692,000	4.750%, 06/01/2013	735,356
	Allied Waste North America, Inc.
1,000,000	5.750%, 02/15/2011	1,015,814
675,000	6.880%, 06/01/2017	746,035
	America Movil SAB De CV
600,000	5.500%, 03/01/2014	664,094
	American Express Co.
850,000	8.125%, 05/20/2019	1,099,490
	American Water Capital Corp.
1,150,000	6.090%, 10/15/2017	1,311,544
	ANZ National Int'l LTD/London
800,000	3.125%, 08/10/2015 (Acquired 08/03/2010, Cost $799,336)(a)	810,891
	Arcelormittal Sa Luxembourg
700,000	9.850%, 06/01/2019	901,107
	Arden Realty LP
1,000,000	5.250%, 03/01/2015	1,088,877
	AT&T Wireless Services, Inc.
1,000,000	8.130%, 05/01/2012	1,111,376
	AT&T, Inc.
1,000,000	4.850%, 02/15/2014	1,108,277
	Bank of America Funding Corp.
550,000	7.625%, 06/01/2019	653,285
	BB&T Corp.
600,000	6.850%, 04/30/2019	730,727
	BlackRock, Inc.
375,000	2.250%, 12/10/2012	385,074
	British Telecommunications PLC
500,000	9.375%, 12/15/2010	507,922
	Burlington Northern and Santa Fe Railway Co. 2002-2
700,017	5.140%, 01/15/2021	778,997
	Burlington Northern and Santa Fe Railway Co. 2005-3
658,527	4.830%, 01/15/2023	730,796
	Cal Dive International, Inc.
931,748	4.930%, 02/01/2027	1,033,980
	Canal Barge Co., Inc.
1,250,400	4.500%, 11/12/2034	1,351,721
	Carolina Power & Light Co.
2,800,000	6.500%, 07/15/2012	3,065,980
	CBS Corp.
800,000	8.875%, 05/15/2019	1,044,511
	Citigroup, Inc.
500,000	6.000%, 12/13/2013	548,593
1,250,000	6.130%, 11/21/2017	1,367,423
403,000	5.375%, 08/09/2020	417,752
	CNA Financial Corp.
500,000	5.875%, 08/15/2020	510,784
	Commonwealth Edison Co.
250,000	5.400%, 12/15/2011	262,905
1,750,000	6.150%, 09/15/2017	2,076,095
	Continental Airlines 1999-1
1,424,371	6.545%, 02/02/2019 (L)	1,484,907
	COX Communications, Inc.
605,000	7.750%, 11/01/2010	607,945
250,000	6.750%, 03/15/2011	256,690
	CSX Transportation, Inc.
1,310,686	6.251%, 01/15/2023	1,526,278
	CVS Caremark Corp.
1,815,614	6.036%, 12/10/2028	1,926,637
	Dartmouth College
360,000	4.750%, 06/01/2019	408,726
	DCP Midstream LLC
1,000,000	6.875%, 02/01/2011	1,019,148
	DIRECTV Holdings LLC
700,000	7.625%, 05/15/2016	781,400
	Dominion Resources Inc/VA
1,500,000	6.300%, 09/30/2066	1,417,824
	Energy Transfer Partners LP
1,000,000	5.950%, 02/01/2015	1,112,055
	Entergy Mississippi, Inc.
500,000	4.650%, 05/01/2011	507,813
	Enterprise Products Operating LLC
750,000	7.625%, 02/15/2012	806,731
	FedEx Corp. 1998-1
1,578,129	6.720%, 01/15/2022	1,799,797
	Fifth Third Bancorp
2,700,000	6.250%, 05/01/2013	2,958,052
	General Electric Capital Corp.
2,500,000	6.000%, 08/07/2019	2,817,865
	Goldman Sachs Group, Inc.
647,000	5.350%, 01/15/2016	712,146
1,000,000	5.950%, 01/18/2018	1,099,966
	Grupo Televisa SA
320,000	6.000%, 05/15/2018	357,960
	Home Depot, Inc.
1,000,000	5.400%, 03/01/2016	1,139,937
	HSBC Finance Corp.
750,000	6.750%, 05/15/2011	776,563
	ING Bank NV
1,500,000	1.089%, 03/30/2012 (Acquired 09/15/2010, Cost $1,501,239) (a)	1,495,365
	JP Morgan Chase & Co.
1,500,000	2.125%, 06/22/2012	1,542,404
1,100,000	5.750%, 01/02/2013	1,198,043
	Koninklijke KPN NV
600,000	8.000%, 10/01/2010	600,000
	Kookmin Bank
650,000	7.250%, 05/14/2014 (Acquired 08/24/2010, Cost $691,327)(a)	755,215
	Korea Electric Power Corp.
215,000	7.750%, 04/01/2013	241,939
	Kraft Foods, Inc.
600,000	4.125%, 02/09/2016	649,802
	Marsh & McLennan Cos., Inc.
1,000,000	6.250%, 03/15/2012	1,056,325
	Matson Navigation Co., Inc.
1,432,000	5.337%, 09/04/2028	1,621,501
	Merrill Lynch & Co.
1,000,000	6.050%, 08/15/2012	1,073,787
590,000	6.875%, 04/25/2018	662,790
	MetLife, Inc.
1,000,000	5.000%, 06/15/2015	1,110,970
	Metropolitan Life Global Funding
800,000	5.125%, 04/10/2013 (Acquired 06/26/2009 and 08/05/2010, Cost $830,428) (a)	871,234
	Morgan Stanley
1,000,000	5.630%, 01/09/2012	1,053,417
1,100,000	1.950%, 06/20/2012	1,127,359
	National Australia Bank Ltd.
535,000	3.750%, 03/02/2015 (Acquired 02/23/2010, Cost $534,904)(a)	565,447
	National Rural Utility Corp.
1,825,000	5.450%, 02/01/2018	2,104,966
650,000	10.375%, 11/01/2018	932,201
	Nationsbank Corp.
400,000	10.200%, 07/15/2015	495,783
	Pemex Finance Ltd.
600,000	10.610%, 08/15/2017	759,841
	Petrodrill Five Ltd.
875,036	4.390%, 04/15/2016	922,149
	Petrodrill Four Ltd.
1,145,889	4.240%, 01/15/2016	1,217,916
	Plum Creek Timberlands LP
500,000	5.875%, 11/15/2015	553,202
	PNC Funding Corp.
725,000	5.500%, 09/28/2012	777,775
510,000	5.125%, 02/08/2020	553,147
	Pooled Funding Trust I
1,350,000	2.740%, 02/15/2012 (Acquired 12/08/2009, Cost $1,374,861)(a)	1,385,132
	Principal Life Global Funding I
600,000	6.250%, 02/15/2012 (Acquired 08/25/2009, Cost $619,470) (a)	634,320
	Prudential Financial Inc.
750,000	5.100%, 09/20/2014	820,554
	Prudential Holdings LLC
750,000	8.695%, 12/18/2023 (Acquired 11/09/2009, Cost $824,174)(a)	952,654
	PSEG Power LLC
750,000	6.950%, 06/01/2012	821,913
	Rio Tinto Ltd.
1,000,000	5.880%, 07/15/2013	1,115,293
	Santander US Debt SA Unipersonal
1,200,000	2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,200,000)(a)	1,198,694
	Simon Property Group LP
160,000	10.350%, 04/01/2019	223,984
	Sumitomo Mitsui Banking Corp.
800,000	2.150%, 07/22/2013 (Acquired 07/14/2010, Cost $799,696)(a)	819,658
	SunTrust Banks, Inc.
1,200,000	3.000%, 11/16/2011	1,233,246
	TCI Communications, Inc.
816,000	8.750%, 08/01/2015	1,028,131
	Teck Resources Ltd.
718,000	10.250%, 05/15/2016	873,332
	Telecom Italia Capital SA
875,000	5.250%, 10/01/2015	945,283
	Texas Eastern Transmission Corp.
1,375,000	7.300%, 12/01/2010	1,388,542
	Time Warner Cable, Inc.
750,000	5.000%, 02/01/2020	804,703
	Time Warner, Inc.
915,000	5.875%, 11/15/2016	1,066,856
800,000	4.700%, 01/15/2021	849,403
	UFJ Finance Aruba AEC
775,000	6.750%, 07/15/2013	874,051
	USB Capital IX
1,500,000	6.189%, 10/29/2049	1,192,500
	Verizon Communications, Inc.
1,032,000	5.875%, 01/17/2012	1,093,387
	Vessel Management Services, Inc.
1,900,000	5.125%, 04/16/2035	2,152,884
	Vodafone Group PLC
1,000,000	5.630%, 02/27/2017	1,145,911
	Wells Fargo & Co.
900,000	5.625%, 12/11/2017	1,026,626
	Westpac Banking Corp.
850,000	4.200%, 02/27/2015	914,463
	Xstrata Canada Corp.
500,000	7.350%, 06/05/2012	544,833
	Total Corporate Bonds (Cost $93,189,341)	98,626,777

	NON-AGENCY MORTGAGE BACKED SECURITIES - 9.7%
	American Home Mortgage Investment Trust 2005-1 7A1
948,663	2.453%, 06/25/2045	883,493
	Banc of America Commercial Mortgage 2004-3 A5
1,310,000	5.595%, 06/10/2039	1,429,365
	Banc of America Commercial Mortgage 2006-3
4,215,000	6.066%, 07/10/2044	3,778,664
	Banc of America Commercial Mortgage 2006-4
5,235,000	5.675%, 07/10/2046	5,233,721
	Banc of America Commercial Mortgage 2007-1
700,000	5.451%, 01/15/2049	735,300
	Banc of America Commercial Mortgage 2007-1 A3
403,000	5.449%, 01/15/2049	423,881
	Bear Stearns Commercial Mortgage Securites 2007-PWR18
1,470,000	6.409%, 06/13/2050	1,009,987
	Citigroup Commercial Mortgage Trust 2008-C7
1,596,000	6.293%, 12/10/2049	1,081,543
	Citigroup/Deutsche Bank Commercial Mortgage Trust A4
1,950,000	5.397%, 07/15/2044	2,149,673
	Comm 2005-c6
1,650,000	5.116%, 06/10/2044	1,803,107
	Countrywide Alternative Loan Trust 2003-20CB
1,363,301	5.500%, 10/25/2033	1,426,923
	Credit Suisse Mortgage Capital Certificate 2006-C1 AM
1,205,000	5.550%, 02/15/2039	1,196,990
	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5
2,683,198	5.250%, 06/25/2035	2,527,947
	GE Capital Commercial Mortgage Corp. 2004-C1
1,370,000	4.596%, 11/10/2038	1,431,929
	GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4
1,230,000	5.301%, 08/10/2038	1,346,532
	JP Morgan Chase Commerical Mortgage Securities Corp. 2006-CIBC15 A4
550,000	5.814%, 06/12/2043	599,704
	JP Morgan Chase Commerical Mortgage Securities Corp.2005-CIBC12 A-4
1,720,000	4.895%, 09/12/2037	1,866,116
	LB-UBS Commercial Morgage Trust 2006-C6 AM
3,770,000	5.413%, 09/15/2039	3,743,838
	MASTR Alernative Loans Trust 2004-2 4A1
515,676	5.000%, 02/25/2019	520,738
	MASTR Reperforming Loan Trust 2006-2 1A1
1,168,794	5.565%, 05/25/2036 (Acquired 03/14/2007, Cost $1,174,290)(a)	1,115,138
	Morgan Stanley Dean Witter Capital 1 2001-TOP1 A4
494,257	6.660%, 02/15/2033	496,828
	Residential Accredit Loans, Inc. 2004-QS5 A1
666,942	4.600%, 04/25/2034	662,055
	Residential Asset Securitization Trust 2004-IP2
303,123	5.123%, 12/25/2034	306,931
	Small Business Administration
1,861,621	5.459%, 02/10/2017	2,039,651
	Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A2
900,597	2.399%, 03/25/2034	900,657
	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1
2,173,213	7.000%, 07/25/2036	599,455
	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4
1,385,000	5.483%, 07/15/2041	1,509,355
	Wachovia Bank Commercial Mortgage Trust 2005-C22
1,500,000	5.443%, 12/15/2044	1,641,413
	Total Non-Agency Mortgage Backed Securities (Cost $43,585,042)	42,460,934

	US GOVERNMENT AGENCIES - 48.4%
	Fannie Mae
572,772	6.900%, 12/01/2010	562,426
1,508,643	6.480%, 01/01/2011	1,499,776
4,353,473	6.100%, 04/01/2011	4,372,332
1,366,057	6.090%, 05/01/2011	1,390,672
1,223,670	6.305%, 05/01/2011	1,227,198
2,745,000	6.280%, 08/01/2011	2,788,217
2,535,533	6.130%, 10/01/2011	2,617,553
1,372,756	5.936%, 11/01/2011	1,395,221
4,129,539	6.112%, 02/01/2012	4,332,370
767,626	5.500%, 05/25/2014	783,765
484,551	6.500%, 08/01/2017	526,411
1,673,029	5.000%, 01/01/2021	1,785,790
1,004,280	4.500%, 09/25/2024	1,051,463
1,693,552	4.000%, 06/01/2025	1,774,072
855,000	5.000%, 03/25/2032	921,380
535,538	4.500%, 07/25/2033	558,124
4,935,000	5.000%, 04/25/2034	5,351,177
4,309,386	5.500%, 09/01/2034	4,622,746
2,610,713	5.500%, 12/25/2034	2,878,418
2,624,255	5.500%, 02/01/2035	2,815,079
1,436,481	5.000%, 06/01/2035	1,522,306
7,068,876	5.000%, 07/01/2035	7,491,218
2,469,976	5.000%, 11/01/2035	2,611,374
440,430	5.483%, 01/01/2036	471,217
2,670,828	5.000%, 02/01/2036	2,823,724
3,769,296	5.000%, 03/01/2036	3,985,076
386,297	5.505%, 03/01/2036	413,214
3,467,215	5.500%, 04/01/2036	3,708,500
1,178,812	6.000%, 07/01/2037	1,268,601
1,468,645	6.000%, 09/01/2037	1,580,511
1,533,701	5.000%, 03/01/2038	1,615,902
1,314,729	5.500%, 05/01/2038	1,398,958
2,707,034	5.500%, 06/01/2038	2,880,462
1,157,426	5.500%, 08/01/2038	1,231,577
1,266,727	6.000%, 11/01/2038	1,361,629
1,325,678	4.500%, 03/01/2039	1,382,655
1,436,554	4.500%, 03/01/2040	1,498,072
1,221,833	5.000%, 03/01/2040	1,287,197
3,833,451	5.000%, 06/01/2040	4,038,528
3,920,427	4.000%, 08/01/2040	4,035,632
1,261,234	4.500%, 08/01/2040	1,315,245
2,352,402	5.900%, 07/25/2042	2,566,630
		93,742,418
	Federal Home Loan Bank
1,000,000	0.875%, 08/22/2012	1,006,828
		1,006,828
	Federal Home Loan Mortgage Corp.
1,450,000	1.125%, 07/27/2012	1,467,480
		1,467,480
	Federal National Mortgage Association
1,283,000	1.250%, 08/20/2013	1,298,930
		1,298,930
	Freddie Mac
2,000,000	0.196%, 05/04/2011	2,001,294
701,344	4.500%, 07/15/2016	715,802
2,260,247	6.000%, 01/15/2017	2,371,477
3,192,356	5.000%, 02/15/2020	3,296,651
1,835,419	5.000%, 12/01/2020	1,957,548
650,222	6.000%, 12/15/2021	671,512
1,134,657	5.000%, 05/01/2022	1,204,243
962,233	5.000%, 04/01/2024	1,021,245
1,230,000	5.000%, 03/15/2032	1,321,430
1,616,204	5.500%, 12/01/2036	1,719,611
324,548	5.000%, 08/01/2038	341,233
1,234,810	5.500%, 08/01/2038	1,310,852
1,398,293	5.500%, 11/01/2038	1,484,402
1,194,412	5.000%, 03/01/2039	1,255,816
2,174,761	5.000%, 02/01/2040	2,286,346
15,731,077	4.500%, 08/01/2040	16,382,612
484,000	4.000%, 09/01/2040	497,013
		39,839,087
	Ginnie Mae
3,350,000	4.430%, 04/16/2034	3,573,599
1,373,999	3.536%, 09/16/2035	1,457,727
1,632,365	4.500%, 04/20/2036	1,704,609
505,801	5.500%, 02/20/2037	544,086
1,743,472	4.500%, 07/20/2038	1,839,051
603,727	5.500%, 07/20/2038	649,369
2,145,068	4.000%, 09/20/2038	2,277,150
673,195	5.000%, 12/20/2038	709,278
1,728,623	5.500%, 01/15/2039	1,861,148
1,613,999	5.000%, 03/15/2039	1,721,440
1,925,000	3.489%, 03/16/2039	2,040,616
781,563	5.000%, 03/20/2039	823,455
2,067,308	3.853%, 02/16/2040	2,207,213
1,190,880	4.930%, 11/16/2044	1,266,650
		22,675,391
	Small Business Administration
873,580	5.250%, 09/01/2017	946,031
942,465	4.727%, 02/10/2019	996,056
1,214,105	3.880%, 03/01/2019	1,298,711
1,226,015	4.620%, 03/01/2019	1,308,970
814,070	7.300%, 08/01/2019	904,978
909,389	7.300%, 09/01/2019	1,012,047
834,564	7.060%, 11/01/2019	920,786
1,069,158	5.310%, 08/01/2022	1,159,884
1,219,792	5.240%, 08/01/2023	1,313,027
1,057,453	4.890%, 12/01/2023	1,153,609
864,271	4.720%, 02/01/2024	931,878
1,095,617	4.770%, 04/01/2024	1,183,343
1,093,409	5.180%, 05/01/2024	1,188,185
1,946,239	5.170%, 08/01/2024	2,125,990
1,409,977	4.880%, 11/01/2024	1,530,973
1,821,864	4.625%, 02/01/2025	1,967,190
1,245,266	5.090%, 10/01/2025	1,365,634
671,177	5.350%, 02/01/2026	742,716
2,144,641	5.570%, 03/01/2026	2,398,976
1,134,310	5.870%, 05/01/2026	1,266,026
899,211	5.370%, 10/01/2026	999,146
1,593,799	5.120%, 12/01/2026	1,760,344
1,428,428	5.320%, 01/01/2027	1,587,888
2,204,024	5.230%, 03/01/2027	2,441,164
1,168,665	5.490%, 03/01/2028	1,301,484
2,636,827	5.370%, 04/01/2028	2,960,295
2,266,088	5.490%, 05/01/2028	2,538,092
992,526	5.600%, 09/01/2028	1,113,595
1,738,461	4.760%, 02/01/2029	1,910,048
1,682,834	4.660%, 03/01/2029	1,852,149
1,187,168	4.310%, 04/01/2029	1,288,828
2,078,972	4.950%, 06/01/2029	2,306,413
2,289,831	4.300%, 07/01/2029	2,479,213
1,319,556	4.200%, 09/01/2029	1,426,561
		51,680,230
	Total US Government Agencies (Cost $210,075,974)	211,710,364

	OTHER AGENCY SECURITIES - 0.9%
	Federal Farm Credit Bank
1,250,000	3.000%, 09/22/2014	1,341,280
	Private Export Funding Corp.
800,000	4.550%, 05/15/2015	906,979
1,250,000	5.450%, 09/15/2017	1,505,761
	Total Other Agency Securities (Cost $3,485,734)	3,754,020

	MUNICIPAL BONDS - 0.4%
	New York State City Transitional Finance Authority
1,250,000	4.466%, 08/01/2018	1,340,800
	New York State Housing Finance Agency
500,000	4.911%, 03/15/2019	540,170
	Total Municipal Bonds (Cost $1,750,000)	1,880,970

	OTHER SECURITIES - 0.1%
	Bahrain Government International Bond
515,000	5.500%, 03/31/2020 (Acquired 03/24/2010, Cost $509,508) (a)	541,528
	Total Other Securities (Cost $509,508)	541,528

	U.S. TREASURY OBLIGATIONS -8.9%
	U.S. Treasury Bond
11,625,000	6.250%, 08/15/2023	15,746,423
	U.S. Treasury Notes
9,000,000	1.125%, 12/15/2012	9,127,971
13,325,000	2.375%, 03/31/2016	13,973,554
	Total U.S. Treasury Obligations (Cost $32,215,864)	38,847,948

	SHORT TERM INVESTMENTS - 3.5%
15,234,010	JP Morgan Cash Trade Execution	15,234,010
	TOTAL SHORT TERM INVESTMENTS (Cost $15,243,010)	15,234,010

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 0.3%
1,138,775	JP Morgan Prime Money Market	1,138,775
	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOAN SECURITIES	1,138,775
	(Cost $1,138,775)

	TOTAL INVESTMENTS - 100.5% (Cost $426,175,330)	$439,513,115
	Liabilities in Excess of Other Assets - (0.5)%	(1,925,259)
	NET ASSETS - 100.0%	$437,587,856

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted
	as to resale. These securities may be resold in transactions exempt from registration, normally to
	qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has
	deemed these securities to be liquid.
(L)	A portion or all of the security is on loan.
Abbreviations:
LP	Limited Partnership
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

	Cost of investments	$426,218,287
	Gross unrealized appreciation	16,385,031
	Gross unrealized depreciation	(3,090,203)
	Net unrealized depreciation	$13,294,828

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Fixed Income
Non-Agency Mortgage Backed Securities	$188,568,709	$—	$188,568,709	$—
U.S. Government Agencies	104,573,001	—	104,573,001	—
Corporate Bonds	101,987,020	—	101,987,020	—
Asset Backed Securities	26,130,630	—	26,130,630	—
Municipal Bonds	1,880,970	—	1,880,970	—
Money Market	1,138,775	1,138,775	—	—
U.S. Treasury Obligations	—	—	—	—
Other Agency Securities	—	—	—	—
Other Securities	—	—	—	—
Total Fixed Income	424,279,105	1,138,775	423,140,330	—

Short-Term Investments	15,234,010	15,234,010		—
Total Investments in Securities	$439,513,115	$16,372,785	$423,140,330	$—
As of September 30, 2010, there were no significant transfers between Level 1 and Level 2.

NEW COVENANT BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.9%
5,687,673	New Covenant Growth Fund (a)	$160,335,489
3,950,765	New Covenant Income Fund (a)	90,551,526
	Total Investment Companies (Cost $241,270,851)	$250,887,015

Principle
Amount		Value
	SHORT TERM INVESTMENTS - 1.4%
$3,419,039	JP Morgan Cash Trade Execution	$3,419,039
	TOTAL SHORT TERM INVESTMENTS (Cost $3,419,039)	$3,419,039

	Total Investments - 100.3% (Cost $244,689,890)	$254,306,054
	Liabilities in Excess of Other Assets - (0.3)%	(701,084)
	NET ASSETS - 100.0%	$253,604,970

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:
Cost of investments	$261,836,765
Gross unrealized appreciation	14,463,264
Gross unrealized depreciation	(21,993,975)
Net unrealized depreciation	$(7,530,711)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$250,887,015	$250,887,015	$—	$—
Total Equity	250,887,015	250,887,015	—	—

Short-Term Investments	3,419,039	3,419,039	—	—
Total Investments in Securities	$254,306,054	$254,306,054	$—	$—
As of September 30, 2010, there were no significant transfers between Level 1 and Level 2.

NEW COVENANT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 97.4%
1,199,332	New Covenant Growth Fund (a)	33,809,175
2,335,645	New Covenant Income Fund (a)	53,532,979
	Total Investment Companies (Cost $84,090,963)	87,342,154

Principle
Amount		Value
	SHORT TERM INVESTMENTS - 3.1%
$2,785,741	JP Morgan Cash Trade Execution	$2,785,741
	TOTAL SHORT TERM INVESTMENTS (Cost $2,785,741)	$2,785,741

	TOTAL INVESTMENTS - 100.5% (Cost $86,876,704)	$90,127,895
	Liabilities in Excess of Other Assets - (0.5)%	(416,289)
	NET ASSETS - 100.0%	$89,711,606

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:
Cost of investments	$88,063,497
Gross unrealized appreciation	6,535,979
Gross unrealized depreciation	(4,471,581)
Net unrealized depreciation	$2,064,398

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing each Fund's investments carried at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Investment Companies	$87,342,154	$87,342,154	$—	$—
Total Equity	87,342,154	87,342,154	—	—

Short-Term Investments	2,785,741	2,785,741	—	—
Total Investments in Securities	$90,127,895	$90,127,895	$—	$—
As of September 30, 2010, there were no significant transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Covenant Funds

By    /s/Robert E. Leech
Robert E. Leech, President

Date    11/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Robert E. Leech
Robert E. Leech, President

Date    11/25/10

By    /s/ Michael J. Ricks
Michael J. Ricks, Treasurer

Date    11/25/10